Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information [Abstract]
SEGMENT INFORMATION

6. SEGMENT INFORMATION

Telesat operates in a single reportable industry segment, in which it provides satellite-based services to its broadcast, enterprise and consulting customers around the world.

The Company derives revenue from the following services:

Broadcast — Direct-to-home television, video distribution and contribution, and occasional use services.

Enterprise — Telecommunication carrier and integrator, government, consumer broadband, resource, maritime and aeronautical, retail and satellite operator services.

Consulting and other — Consulting services related to space and earth segments, government studies, satellite control services, and research and development.

Revenue derived from the above services were as follows:

Years ended December 31,	2019	2018	2017
Broadcast	$444,478	$455,125	$472,751
Enterprise	444,732	428,226	430,343
Consulting and other	21,683	19,581	24,313
Revenue	$910,893	$902,932	$927,407

Equipment sales included within the various services were as follows:

Years ended December 31,	2019	2018	2017
Broadcast	$233	$315	$274
Enterprise	8,323	23,639	14,460
Consulting and other	—	—	389
Total equipment sales	$8,556	$23,954	$15,123

Geographic Information

Revenue by geographic regions was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

Years ended December 31,	2019	2018	2017
Canada	$395,235	$417,692	$415,575
United States	329,634	318,779	311,159
Europe, Middle East & Africa	50,911	61,317	80,532
Latin America & Caribbean	73,120	75,011	78,921
Asia & Australia	61,993	30,133	41,220
Revenue	$910,893	$902,932	$927,407

For disclosure purposes, the satellites and the intangible assets have been classified based on ownership. Satellites, property and other equipment and intangible assets by geographic regions were allocated as follows:

As at December 31,	2019	2018
Canada	$682,518	$821,449
Europe, Middle East & Africa	685,562	775,055
United States	88,360	103,567
All others	2,493	2,968
Satellites, property and other equipment	$1,458,933	$1,703,039
As at December 31,	2019	2018
Canada	$733,880	$734,751
United States	39,395	41,935
Latin America & Caribbean	21,908	25,962
All others	7,608	8,506
Intangible assets	$802,791	$811,154

Other long-term assets by geographic regions were allocated as follows:

As at December 31,	2019	2018
Canada	$7,624	$6,925
Europe, Middle East & Africa	640	987
Other long-term assets	$8,264	$7,912

Goodwill was not allocated to geographic regions.

Major Customers

For the years ended December 31, 2019, 2018 and 2017, there were three significant customers each representing more than 10% of consolidated revenue.